Commitments and Contingencies (Details) - USD ($)	Dec. 31, 2015	Mar. 31, 2015
Minimum future rental annual payments under the operating lease
3/31/2016	$ 30,859	$ 55,283
3/31/2017	123,453	55,667
3/31/2018	83,111	18,647
3/31/2019	62,940
3/31/2020	15,735
Total	$ 316,098	$ 129,597